UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Australia (5.1%)
	Airports
1,244,332	Sydney Airport	$4,249,361

	Diversified
1,040,166	DUET Group	2,490,829

	Oil & Gas Storage & Transportation
487,939	APA Group	3,027,787

	Toll Roads
367,731	Macquarie Atlas Roads Group (a)	597,267
1,217,131	Transurban Group	8,084,841

		8,682,108

	Transmission & Distribution
336,048	Spark Infrastructure Group	580,795

	Total Australia	19,030,880

	Brazil (0.8%)
	Water
59,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	2,816,070

	Canada (12.2%)
	Oil & Gas Storage & Transportation
368,128	Enbridge, Inc.	17,140,773
586,383	TransCanada Corp.	27,995,842

	Total Canada	45,136,615

	China (9.9%)
	Oil & Gas Storage & Transportation
2,838,000	Beijing Enterprises Holdings Ltd. (b)	21,862,970
4,136,000	China Gas Holdings Ltd. (b)	4,123,985
414,000	ENN Energy Holdings Ltd. (b)	2,293,319

		28,280,274

	Ports
853,912	China Merchants Holdings International Co., Ltd. (b)	2,799,603

	Toll Roads
3,346,322	Jiangsu Expressway Co., Ltd., H Shares (b)	3,349,534
7,022,400	Sichuan Expressway Co., Ltd., H Shares (b)	2,270,674

		5,620,208

	Total China	36,700,085

	France (2.8%)
	Communications
76,250	Eutelsat Communications SA	2,688,370
248,374	SES SA	7,784,352

	Total France	10,472,722

	Germany (1.4%)
	Airports
92,140	Fraport AG Frankfurt Airport Services Worldwide	5,164,348

	Italy (5.4%)
	Oil & Gas Storage & Transportation
2,120,723	Snam SpA	9,666,810

	Toll Roads
247,278	Atlantia SpA	3,905,113
317,814	Societa Iniziative Autostradali e Servizi SpA	2,975,985

		6,881,098

	Transmission & Distribution
861,860	Terna Rete Elettrica Nazionale SpA	3,568,426

	Total Italy	20,116,334

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

NUMBER OF SHARES		VALUE
	Japan (1.3%)
	Oil & Gas Storage & Transportation
929,000	Tokyo Gas Co., Ltd.	$5,013,353

	Netherlands (0.5%)
	Oil & Gas Storage & Transportation
29,456	Koninklijke Vopak N.V.	1,775,768

	Spain (1.4%)
	Diversified
119,193	Ferrovial SA	1,891,511

	Toll Roads
194,757	Abertis Infraestructuras SA (c)	3,272,904

	Total Spain	5,164,415

	Switzerland (1.1%)
	Airports
8,490	Flughafen Zuerich AG (Registered)	3,950,761

	United Kingdom (8.6%)
	Transmission & Distribution
2,014,775	National Grid PLC	23,419,322

	Water
300	Pennon Group PLC	2,840
203,326	Severn Trent PLC	5,289,115
298,506	United Utilities Group PLC	3,213,507

		8,505,462

	Total United Kingdom	31,924,784

	United States (47.2%)
	Communications
236,420	American Tower Corp. REIT	18,185,426
134,040	Crown Castle International Corp. (a)	9,334,546
221,060	SBA Communications Corp., Class A (a)	15,920,741

		43,440,713

	Diversified
369,660	CenterPoint Energy, Inc.	8,857,054

	Oil & Gas Storage & Transportation
42,290	AGL Resources, Inc.	1,774,066
28,490	Atmos Energy Corp.	1,216,238
110,280	Cheniere Energy, Inc. (a)	3,087,840
269,593	Enbridge Energy Management LLC (a)(c)	8,147,100
361,230	Kinder Morgan, Inc.	13,972,376
223,394	NiSource, Inc.	6,554,380
194,900	Oneok, Inc.	9,290,883
226,990	PG&E Corp.	10,107,865
162,100	Sempra Energy	12,958,274
367,393	Spectra Energy Corp.	11,297,335
380,320	Williams Cos., Inc. (The)	14,246,787

		92,653,144

	Transmission & Distribution
42,289	Consolidated Edison, Inc.	2,580,897
117,150	ITC Holdings Corp.	10,456,809
260,095	Northeast Utilities	11,303,729

		24,341,435

	Water
113,880	American Water Works Co., Inc.	4,719,187
51,510	California Water Service Group	1,025,049

		5,744,236

	Total United States	175,036,582

	Total Common Stocks (Cost $263,298,252)	362,302,717

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ March 28, 2013 (unaudited)R continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investments (3.4%)
	Investment Company (2.7%)
9,901	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $9,900,543)		$9,900,543

	Securities held as Collateral on Loaned Securities (0.7%)
	Investment Company
2,652	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $2,651,756)		2,651,756

	Total Short-Term Investments (Cost $12,552,299)		12,552,299

	Total Investments (Cost $275,850,551) (e)	101.1%	374,855,016
	Liabilities in Excess of Other Assets	(1.1)	(3,972,583)

	Net Assets	100.0%	$370,882,433

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were $2,609,439 and $2,651,756, respectively. The Fund received cash collateral of $2,651,756 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund

Summary of Investments ¡ March 28, 2013 (unaudited)R

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$185,553,751		49.8%
Communications	53,913,435		14.5
Transmission & Distribution	51,909,978		13.9
Toll Roads	24,456,318		6.6
Water	17,065,768		4.6
Airports	13,364,470		3.6
Diversified	13,239,394		3.6
Investment Company	9,900,543		2.7
Ports	2,799,603		0.7

	$372,203,260	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Airports	$13,364,470	$—	$—	$13,364,470
Communications	53,913,435	—	—	53,913,435
Diversified	13,239,394	—	—	13,239,394
Oil & Gas Storage & Transportation	185,553,751	—	—	185,553,751
Ports	2,799,603	—	—	2,799,603
Toll Roads	24,456,318	—	—	24,456,318
Transmission & Distribution	51,909,978	—	—	51,909,978
Water	17,065,768	—	—	17,065,768
Total Common Stocks	362,302,717	—	—	362,302,717
Short-Term Investment - Investment Company	12,552,299	—	—	12,552,299
Total Assets	$374,855,016	$—	$—	$374,855,016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, securities with a total value of $138,729,815 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013